Deferred income tax (Tables)	12 Months Ended
Dec. 31, 2022
Deferred income tax
Schedule of Gross Movement on the Deferred Income Tax Account

The gross movement on the deferred income tax account is as follows:

Amounts in US$ ‘000	2022	2021
Deferred income tax as of January 1	(6,875)	10,978
Currency translation differences	383	127
Income statement charge	(44,688)	(17,980)
Deferred income tax as of December 31	(51,180)	(6,875)

Schedule of Breakdown and Movement of Deferred Tax Assets and Liabilities

The breakdown and movement of deferred income tax assets and liabilities as of December 31, 2022 and 2021 are as follows:

	At the		Currency
	beginning	Charged to	translation	At the end
Amounts in US$ ‘000	of year	net profit	differences	of year
Deferred income tax assets
Difference in depreciation rates and other	(344)	4,720	383	4,759
Tax losses	14,416	(232)	—	14,184
Total 2022	14,072	4,488	383	18,943
Total 2021	18,168	(4,223)	127	14,072

	At the beginning	Charged to	At the end
Amounts in US$ ‘000	of year	net profit	of year
Deferred income tax liabilities
Difference in depreciation rates and other	(20,947)	(49,176)	(70,123)
Total 2022	(20,947)	(49,176)	(70,123)
Total 2021	(7,190)	(13,757)	(20,947)